Deferred taxes - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee profit sharing provision and other personnel accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 3,998	$ 1,945	$ 3,220
Deferred	603	1,623	(560)
directly to equity / CTA	168	430	(715)
Ending balance	4,769	3,998	1,945
Deferred tax on intangible assets from business combination
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0	0
Deferred	770	0	0
directly to equity / CTA	6	0	0
Ending balance	776	0	0
Management fee provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	391	1,442
Deferred	0	(359)	(724)
directly to equity / CTA	0	(32)	(327)
Ending balance	0	0	391
Taxable Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0	1,260
Deferred	0	0	(984)
directly to equity / CTA	0	0	(276)
Ending balance	0	0	0
Business combination – earnout
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0	0
Deferred	191	0	0
directly to equity / CTA	0	0	0
Ending balance	191	0	0
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0	0
Deferred	78	0	0
directly to equity / CTA	(3)	0	0
Ending balance	75	0	0
Tax on Accrual for expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	108	0	0
Deferred	(92)	107	0
directly to equity / CTA	25	1	0
Ending balance	41	108	0
Tax depreciation of fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(275)	0	0
Deferred	(248)	(52)
directly to equity / CTA	(35)	(223)
Ending balance	(558)	(275)	0
Deferred tax on performance fees - IFRS 15
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(123)	0	0
Deferred	(3,164)	(40)	0
directly to equity / CTA	(294)	(83)	0
Ending balance	(3,581)	(123)	0
Gain from bargain purchase
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(158)	0	0
Deferred	15	6	0
directly to equity / CTA	1	(164)	0
Ending balance	(142)	(158)	0
Impact of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(93)	(185)	(317)
Deferred	274	58	61
directly to equity / CTA	(5)	34	71
Ending balance	176	(93)	(185)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(11)	2	(3)
Deferred	8	(32)	(38)
directly to equity / CTA	5	19	43
Ending balance	2	(11)	2
Net deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	3,446	2,153	5,602
Deferred	(1,565)	1,311	(2,245)
directly to equity / CTA	(132)	(18)	(1,204)
Ending balance	$ 1,749	$ 3,446	$ 2,153